Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Treasury Stock, Shares		1,506,385	1,506,385
Alight Holdings [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury Stock, Shares	2,700,000	1,500,000
Class A Common Stock
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		1,000,000,000	1,000,000,000
Common stock, shares issued	497,234,220	478,340,245	464,103,972
Common stock, shares outstanding		478,340,245	464,103,972
Class A Common Stock | Alight Holdings [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	497,200,000	478,300,000
Common stock, shares outstanding	497,200,000	478,300,000
Class B Common Stock
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		20,000,000	20,000,000
Common stock, shares issued		9,980,906	9,980,906
Common stock, shares outstanding		9,980,906	9,980,906
Class B Common Stock | Alight Holdings [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	10,000,000	10,000,000
Common stock, shares outstanding	10,000,000	10,000,000
Class V Common Stock
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		175,000,000	175,000,000
Common stock, shares issued	44,135,874	63,481,465	77,459,687
Common stock, shares outstanding		63,481,465	77,459,687
Class V Common Stock | Alight Holdings [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	175,000,000	175,000,000
Common stock, shares issued	44,100,000	63,500,000
Common stock, shares outstanding	44,100,000	63,500,000
Class Z Common Stock
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		12,900,000	12,900,000
Common stock, shares issued	5,197,081	5,595,577	5,595,577
Common stock, shares outstanding		5,595,577	5,595,577
Class Z Common Stock | Alight Holdings [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,900,000	12,900,000
Common stock, shares issued	5,200,000	5,200,000
Common stock, shares outstanding	5,200,000	5,200,000